Asset Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Asset Acquisition

Note 5. Asset Acquisition

In June 2020, the Company entered into a Share Purchase Agreement (“Agreement”) with Safegard Medical (“Safegard”) and amendments to the Agreement, collectively, the Agreements, to purchase either the stock or certain assets of a manufacturing facility for $2.5M in cash, plus additional consideration of 28,571 shares of common stock with an estimated fair market value of $7.00, 35,714 stock options with an exercise price of $7.00 and 50,000 stock options with an exercise price of $4.25. The purchase price includes the fair market value of the common stock of $200,000 and the vested options of $183,135. The Agreements provided the Company various periods for due diligence and post due diligence, requirements for escrow payments through the closing date (“Closing Date”).

Through the Closing Date, the Agreements provided the Company with the exclusive use of the facility in exchange for payment of the facility’s operating costs. The monthly fee (“Operating Costs”), which primarily covered the facility’s operating costs, was mainly comprised of the seller’s workforce costs, materials and other recurring monthly operating cost.

During the three and six months ended June 30, 2022, the Company had remitted $275,000 and $300,000, respectively for the forementioned Operating Costs. The remittance of operating costs was discontinued after the Closing Date. These costs were included in research and development expense in the condensed consolidated statement of operations as the activities at the facility in 2022 were related to design and testing of the Company’s products.

The acquisition of Safegard, which closed on July 6, 2022, did not meet the definition of a business pursuant to ASC 805-10, and accordingly was accounted for as an asset acquisition in accordance with ASC 805-50. The cost of the acquisition was $2,936,712, including transaction costs of $53,576, with the allocation to the assets acquired on a relative fair value basis. The intangibles relate to permits and a limited workforce acquired. Under ASC 805-50, no goodwill is recognized. The operating results for Safegard are included in the consolidated balance sheet and consolidated statements of operations and comprehensive loss for the period beginning after the closing on July 6, 2022.

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED JUNE 30, 2023 AND 2022

Note 5. Asset Acquisition (continued)

The relative fair value of the assets acquired and related deferred tax liability is as follows:

Land	$226,000
Building and affixed assets	2,648,000
Machinery	158,000
Inventory	32,000
Intangibles	64,712
Deferred tax liability	(192,000)

Total	$2,936,712

The useful lives for the acquired assets is Building - 20 years; Machinery – 5 to 10 years; Intangibles – 5 years. The related depreciation and amortization is being recorded on a straight-line basis.

Note 5. Asset Acquisition

In June 2020, the Company entered into a Share Purchase Agreement (“Agreement”) with Safegard Medical (“Safegard”) and amendments to the Agreement, collectively, the Agreements, to purchase either the stock or certain assets of a manufacturing facility for $2.5M in cash, plus additional consideration of 28,571 shares of common stock with an estimated fair market value of $7.00, 35,714 stock options with an exercise price of $7.00 and 50,000 stock options with an exercise price of $4.25. The purchase price includes the fair market value of the common stock of $200,000 and the vested options of $183,135. The Agreements provided the Company various periods for due diligence and post due diligence, requirements for escrow payments through the closing date (“Closing Date”).

Through the Closing Date, the Agreements provided the Company with the exclusive use of the facility in exchange for payment of the facility’s operating costs. The monthly fee (“Operating Costs”), which primarily covered the facility’s operating costs, was mainly comprised of the seller’s workforce costs, materials and other recurring monthly operating cost.

During the year ended December 31, 2022 and 2021, the Company had remitted $594,000 and $770,000, respectively for the aforementioned Operating Costs. The remittance of operating costs was discontinued after the Closing Date. These costs were included in research and development expense in the consolidated statement of operations and comprehensive loss as the activities at the facility in 2022 and 2021 were related to design and testing of the Company’s products.

The acquisition of Safegard, which closed on July 6, 2022, did not meet the definition of a business pursuant to ASC 805-10, and accordingly was accounted for as an asset acquisition in accordance with ASC 805-50. The cost of the acquisition was $2,936,712, including transaction costs of $53,576, with the allocation to the assets acquired on a relative fair value basis. The intangibles relate to permits and a limited workforce acquired. Under ASC 805-50, no goodwill is recognized. The operating results for Safegard are included in the consolidated balance sheet and consolidated statements of operations and comprehensive loss for the period beginning after the closing on July 6, 2022.

The relative fair value of the assets acquired and related deferred tax liability is as follows:

Land	$226,000
Building and affixed assets	2,648,000
Machinery	158,000
Inventory	32,000
Intangibles	64,712
Deferred tax liability	(192,000)

Total	$2,936,712

The useful lives for the acquired assets is Building - 20 years; Machinery – 5 to 10 years; Intangibles – 5 years. The related depreciation and amortization is being recorded on a straight-line basis.